SHARE-BASED PAYMENTS - Warrants Roll Forward (Details) - Common stock warrants - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right
Warrant Outstanding Beginning Balance	35,801	9,146	4,180
Granted	96,313	30,120	4,966
Exercised		(3,869)
Forfeited		(112)
Warrant Outstanding Ending Balance	132,114	35,801	9,146
Common Stock Warrants Exercisable	104,459	35,801	9,146
Weighted Average Exercise Price Outstanding Beginning Balance	$ 412.00	$ 266	$ 281
Granted	30.71	458	252
Weighted Average Exercise Price Outstanding Ending Balance	134.13	412.00	266
Weighted Average Exercise Price Exercisable	$ 166.65	$ 412	$ 266